Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

The International Equity Fund

The EAFE Fund

The EAFE Choice Fund

The EAFE Pure Fund

The Emerging Markets Fund

The Global Alpha Equity Fund

The Long Term Global Growth Equity Fund

Supplement dated October 20, 2015 to the prospectus dated May 1, 2015 (the “Prospectus”)

Effective immediately, the Prospectus is revised as follows:

1.            The section titled “Shareholder Fees” under “Fees and Expenses” for The International Equity Fund on page 1 of the Prospectus is restated in its entirety as follows:

	Class 1	Class 2	Class 3	Class 4	Class 5
Shareholder Fees
(fees paid directly from your investment)
Purchase Fees (as a percentage of amount purchased)	0.25%	0.25%	0.25%	0.25%	0.25%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

2.            The expense tables under the section titled “Example of Expenses” for The International Equity Fund on page 2 of the Prospectus are restated in their entirety as follows:

Assuming you redeemed all of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$106	$256	$421	$897
Class 2	$98	$231	$377	$801
Class 3	$90	$209	$338	$716
Class 4	$87	$200	$322	$679
Class 5	$83	$187	$300	$631

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$95	$245	$408	$881
Class 2	$87	$220	$364	$785
Class 3	$80	$198	$326	$700
Class 4	$77	$188	$309	$664
Class 5	$73	$175	$287	$615

3.            The table titled “Average Annual Total Returns for Periods Ended December 31, 2014” under “Performance” for The International Equity Fund on page 4 of the Prospectus is restated in its entirety as follows:

Average Annual Total Returns for Periods Ended December 31, 2014	1 Year	5 Years	Life of Fund*
Returns Before Taxes
Class 2	-2.93%	6.70%	3.37%
Returns After Taxes on Distributions Class 2	-3.75%	6.00%	2.73%
Returns After Taxes on Distributions and Sale of Fund Shares Class 2	-1.57%	4.95%	2.34%
Returns Before Taxes
Class 1	-3.10%	6.51%	3.42%[1]
Class 3	-2.83%	7.34%[2]	3.82%[2]
Class 4	-2.82%	6.79%[3]	3.43%[3]
Class 5	-2.93%[4]	6.70%[4]	3.37%[4]
Comparative Indexes (reflect no deduction for fees, expenses, or taxes)
MSCI ACWI ex U.S. Index	-3.44%	4.89%	1.75%
FTSE AW ex U.S. Index	-3.04%	5.01%	1.95%

*The Fund commenced operations on February 7, 2008.

[1]

Performance for Class 1 shares prior to their date of inception (July 1, 2008) is derived from the historical performance of Class 2 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 1 shares.

[2]

Performance for Class 3 shares prior to their date of inception (September 1, 2010) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.

[3]

Performance for Class 4 shares prior to their date of inception (July 30, 2010) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

[4]

Performance for Class 5 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares.

4.            The section titled “Shareholder Fees” under “Fees and Expenses” for The EAFE Fund on page 6 of the Prospectus is restated in its entirety as follows:

	Class 1	Class 2	Class 3	Class 4	Class 5
Shareholder Fees
(fees paid directly from your investment)
Purchase Fees (as a percentage of amount purchased)	0.25%	0.25%	0.25%	0.25%	0.25%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

5.            The expense tables under the section titled “Example of Expenses” for The EAFE Fund on page 7 of the Prospectus are restated in their entirety as follows:

Assuming you redeemed all of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$106	$256	$421	$897
Class 2	$98	$231	$377	$801
Class 3	$90	$209	$338	$716
Class 4	$87	$200	$322	$679
Class 5	$82	$184	$294	$618

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$95	$245	$408	$881
Class 2	$87	$220	$364	$785
Class 3	$80	$198	$326	$700
Class 4	$77	$188	$309	$664
Class 5	$72	$172	$282	$603

6.    The table titled “Average Annual Total Returns for Periods Ended December 31, 2014” under “Performance” for the EAFE Fund on page 9 of the Prospectus is restated in its entirety as follows:

Average Annual Total Returns for Periods Ended December 31, 2014	1 Year	5 Years	Life of Fund*
Returns Before Taxes
Class 2	-6.94%	7.93%	3.49%
Returns After Taxes on Distributions Class 2	-8.29%	7.19%	2.85%
Returns After Taxes on Distributions and Sale of Fund Shares Class 2	-3.20%	6.00%	2.49%
Returns Before Taxes
Class 1	-7.12%[1]	7.75%[1]	3.31%[1]
Class 3	-6.91%	8.02%[2]	3.55%[2]
Class 4	-6.88%	8.38%[3]	3.81%[3]
Class 5	-6.83%	8.42%[4]	3.83%[4]
Comparative Indexes (reflect no deduction for fees, expenses, or taxes)
MSCI EAFE Index	-4.48%	5.80%	1.43%
FTSE Developed ex U.S. Index	-4.03%	5.66%	1.54%

*The Fund commenced operations on March 6, 2008.

1        Performance for Class 1 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 1 shares.

2        Performance for Class 3 shares prior to their date of inception (April 19, 2010) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.

3        Performance for Class 4 shares prior to their date of inception (October 10, 2013) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

4        Performance of Class 5 shares prior to their date of inception (July 18, 2012) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.

7.    The section titled “Shareholder Fees” under “Fees and Expenses” for The EAFE Choice Fund on page 11 of the Prospectus is restated in its entirety as follows:

	Class 1	Class 2	Class 3	Class 4	Class 5
Shareholder Fees
(fees paid directly from your investment)
Purchase Fees (as a percentage of amount purchased)	0.25%	0.25%	0.25%	0.25%	0.25%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

8.    The expense tables under the section titled “Example of Expenses” for The EAFE Choice Fund on page 12 of the Prospectus are restated in their entirety as follows:

Assuming you redeemed all of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$111	$272	$448	$956
Class 2	$103	$247	$404	$861
Class 3	$95	$222	$360	$764
Class 4	$93	$215	$349	$740
Class 5	$87	$200	$322	$679

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$100	$261	$435	$941
Class 2	$92	$236	$392	$845
Class 3	$84	$210	$348	$749
Class 4	$82	$204	$337	$725
Class 5	$77	$188	$309	$664

9.    The table titled “Average Annual Total Returns for Periods Ended December 31, 2014” under “Performance” for the EAFE Choice Fund on page 14 of the Prospectus is restated in its entirety as follows:

Average Annual Total Returns for Periods Ended December 31, 2014	1 Year	5 Years	Life of Fund*
Returns Before Taxes
Class 2	-4.25%	6.75%	8.03%
Returns After Taxes on Distributions Class 2	-4.72%	5.76%	7.03%
Returns After Taxes on Distributions and Sale of Fund Shares Class 2	-2.40%	4.85%	5.88%
Returns Before Taxes
Class 1	-4.46%	6.56%[1]	7.83%[1]
Class 3	-4.18%[2]	6.77%[2]	8.04%[2]
Class 4	-4.25%[3]	6.75%[3]	8.03%[3]
Class 5	-4.25%[4]	6.75%[4]	8.03%[4]
Comparative Indexes (reflect no deduction for fees, expenses, or taxes)
MSCI EAFE Index	-4.48%	5.80%	6.20%
FTSE Developed ex U.S. Index	-4.03%	5.66%	6.11%

*The Fund commenced operations on December 17, 2009.

1                       Performance for Class 1 shares prior to their date of inception (December 17, 2013) is derived from the historical performance of Class 2 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 1 shares.

2                       Performance for Class 3 shares prior to the date Class 3 most recently recommenced investment operations (July 7, 2014) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.

3

Performance for Class 4 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

4

Performance for Class 5 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.

10. The section titled “Shareholder Fees” under “Fees and Expenses” for The EAFE Pure Fund on page 16 of the Prospectus is restated in its entirety as follows:

	Class 1	Class 2	Class 3	Class 4	Class 5
Shareholder Fees
(fees paid directly from your investment)
Purchase Fees (as a percentage of amount purchased)	0.25%	0.25%	0.25%	0.25%	0.25%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

11. The expense tables under the section titled “Example of Expenses” for The EAFE Pure Fund on page 17 of the Prospectus are restated in their entirety as follows:

Assuming you redeemed all of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$115	$285	$469	$1004
Class 2	$104	$257	$423	$906
Class 3	$97	$235	$385	$822
Class 4	$94	$225	$368	$786
Class 5	$88	$209	$341	$725

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$104	$274	$457	$989
Class 2	$93	$245	$411	$891
Class 3	$86	$223	$372	$807
Class 4	$83	$214	$356	$770
Class 5	$78	$198	$329	$710

12. The section titled “Shareholder Fees” under “Fees and Expenses” for The Emerging Markets Fund on page 20 of the Prospectus is restated in its entirety as follows:

	Class 1(a)	Class 2(a)	Class 3	Class 4	Class 5(a)
Shareholder Fees
(fees paid directly from your investment)
Purchase Fees (as a percentage of amount purchased)	0.30%	0.30%	0.30%	0.30%	0.30%
Redemption Fees (as a percentage of amount redeemed)	0.35%	0.35%	0.35	0.35%	0.35%

13. The expense tables under the section titled “Example of Expenses” for The Emerging Markets Fund on page 21 of the Prospectus are restated in their entirety as follows:

Assuming you redeemed all of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$163	$371	$596	$1245
Class 2	$155	$346	$553	$1152
Class 3	$148	$324	$516	$1069
Class 4	$145	$315	$499	$1034
Class 5	$140	$299	$472	$975

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$127	$332	$554	$1193
Class 2	$119	$307	$511	$1099
Class 3	$111	$285	$473	$1017
Class 4	$108	$275	$457	$981
Class 5	$103	$260	$429	$922

14. The section titled “Management of the Fund” for The Emerging Markets Fund on page 24 of the Prospectus is restated in its entirety as follows:

Management of the Fund

Investment Adviser
Baillie Gifford Overseas Limited

Portfolio Managers
Richard Sneller, Portfolio Manager
Service with The Emerging Markets Fund since 2003.
William Sutcliffe, Portfolio Manager
Service with The Emerging Markets Fund since 2006.
Mike Gush, Portfolio Manager
Service with The Emerging Markets Fund since 2008.
Andrew Stobart, Portfolio Manager
Service with The Emerging Markets Fund since 2007.
Ewan Markson-Brown, Portfolio Manager
Service with The Emerging Markets Fund since 2013.

15. The section titled “Shareholder Fees” under “Fees and Expenses” for The Global Alpha Equity Fund on page 29 of the Prospectus is restated in its entirety as follows:

	Class 1	Class 2	Class 3	Class 4	Class 5
Shareholder Fees
(fees paid directly from your investment)
Purchase Fees (as a percentage of amount purchased)	0.15%	0.15%	0.15%	0.15%	0.15%
Redemption Fee (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

16.    The expense tables under the section titled “Example of Expenses” for The Global Alpha Equity Fund on page 30 of the Prospectus are restated in their entirety as follows:

Assuming you redeemed all of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$102	$266	$444	$959
Class 2	$94	$240	$400	$864
Class 3	$86	$215	$356	$767
Class 4	$84	$209	$345	$743
Class 5	$79	$193	$318	$682

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$91	$254	$431	$944
Class 2	$83	$229	$388	$848
Class 3	$75	$204	$344	$752
Class 4	$73	$197	$333	$728
Class 5	$68	$181	$305	$667

17.    The table titled “Average Annual Total Returns for Periods Ended December 31, 2014” under “Performance” for the Global Alpha Equity Fund on page 32 of the Prospectus is restated in its entirety as follows:

Average Annual Total Returns for Periods Ended December 31, 2014	1 Year	Life of Fund*
Returns Before Taxes

Class 3	4.48%	15.65%
Returns After Taxes on Distributions Class 3	3.01%	14.52%
Returns After Taxes on Distributions and Sale of Fund Shares Class 3	3.34%	12.02%
Returns Before Taxes
Class 1	4.23%[1]	15.40%[1]
Class 2	4.49%	15.60%[2]
Class 4	4.48%[3]	15.65%[3]
Class 5	4.48%[4]	15.65%[4]
Comparative Indexes (reflect no deduction for fees, expenses, or taxes)
MSCI ACWI Index	4.71%	13.68%
FTSE AW Index	4.78%	13.73%

*The Fund commenced operations on November 15, 2011.

1

Performance for Class 1 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 3 shares and has been adjusted for the higher shareholder servicing fees applicable to Class 1 shares.

2

Performance for Class 2 shares prior to their date of inception (January 6, 2013) is derived from the historical performance of Class 3 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 2 shares.

3

Performance for Class 4 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 3 shares and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it returns would have been higher.

4

Performance for Class 5 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 3 shares and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares.

18.    The section titled “Shareholder Fees” under “Fees and Expenses” for The Long Term Global Growth Equity Fund on page 34 of the Prospectus is restated in its entirety as follows:

	Class 1	Class 2	Class 3	Class 4	Class 5
Shareholder Fees
(fees paid directly from your investment)
Purchase Fees (as a percentage of amount purchased)	0.15%	0.15%	0.15%	0.15%	0.15%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

19.    The expense tables under the section titled “Example of Expenses” for The Long Term Global Growth Equity Fund on page 35 of the Prospectus are restated in their entirety as follows:

Assuming you redeemed all of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$112	$321	$547	$1196
Class 2	$104	$296	$503	$1103
Class 3	$97	$274	$465	$1020
Class 4	$94	$264	$449	$984
Class 5	$89	$248	$422	$925

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$102	$309	$534	$1181
Class 2	$94	$284	$491	$1088
Class 3	$86	$262	$453	$1005
Class 4	$83	$253	$437	$969
Class 5	$78	$237	$410	$910

20.    The table included under “Shares—Purchase of Shares” on page 69 of the Prospectus is restated in its entirety as follows:

Fund	Purchase Fees (expressed as a percentage of amount purchased)
The International Equity Fund	0.25%
The EAFE Fund	0.25%
The EAFE Choice Fund	0.25%
The EAFE Pure Fund	0.25%
The Emerging Markets Fund	0.30%

The Emerging Markets Bond Fund	0.25%
The Global Alpha Equity Fund	0.15%
The Long Term Global Growth Equity Fund	0.15%
The North American Equity Fund	0.15%

21.    The table included under “Shares—Redemption of Shares” on page 73 of the Prospectus is restated in its entirety as follows:

Fund	Redemption Fee (expressed as a percentage of amount redeemed)
The International Equity Fund	0.10%
The EAFE Fund	0.10%
The EAFE Choice Fund	0.10%
The EAFE Pure Fund	0.10%
The Emerging Markets Fund	0.35%
The Emerging Markets Bond Fund	0.25%
The Global Alpha Equity Fund	0.10%
The Long Term Global Growth Equity Fund	0.10%
The North American Equity Fund	0.15%

22.    The section titled “The Emerging Markets Fund” under “Management of the Trust” on pages 83 and 84 of the Prospectus is restated in its entirety as follows:

The Emerging Markets Fund is managed by a range of experienced portfolio managers. Members of the Fund’s management team include:

Richard Sneller, Portfolio Manager. Mr. Sneller graduated BSc (Econ) in Statistics from London School of Economics in 1993 and an MSc in Investment Analysis in 1994 from Stirling University. He joined Baillie Gifford in 1994 and became a Partner in 2004.  With the exception of a year researching UK Smaller Companies, Mr. Sneller has spent his career at Baillie Gifford covering the Emerging Markets and is Head of the Emerging Markets Equity Team.

William Sutcliffe, Portfolio Manager. Mr. Sutcliffe graduated MA in History from the University of Glasgow in 1996. He joined Baillie Gifford in 1999 and worked as an Investment Analyst in the UK and North American Equities Investment Teams before joining the Emerging Markets Equities Investment Team in 2001, where he is a Portfolio Manager. Mr. Sutcliffe became a Partner in 2010.

Mike Gush, Portfolio Manager. Mr. Gush graduated MEng from Durham University in 2003. He joined Baillie Gifford in the same year and worked in the UK and Japanese Equities Investment Teams before moving to the Emerging Markets Equities Investment Team in 2005, where he is a Portfolio Manager.

Andrew Stobart, Portfolio Manager. Mr. Stobart graduated BA in Economics from Cambridge University in 1987. After three years working in investment banking in London, he joined Baillie Gifford in 1991. Having worked in the Japanese, North American and UK Equity Teams, Mr. Stobart is now a Portfolio Manager in the Emerging Markets Equity Team.

Ewan Markson-Brown, Portfolio Manager.  Mr. Markson-Brown graduated MA in Politics, Philosophy and Economics from Oxford University in 2000.  Prior to joining Baillie Gifford in 2013, he was a Senior Vice President in emerging markets at PIMCO. Mr. Markson-Brown previously worked at Newton for five years, most recently as lead portfolio manager on an Asian Pacific equity strategy, as well as segregated Asian income and Japanese equity strategies. He also previously worked for Merrill Lynch Investment Managers as a portfolio manager in the Asia-Pacific region for six years. Mr. Markson-Brown is a Portfolio Manager in the Emerging Markets Equity Team.